Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2023
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “ Note 2—Summary of Significant Accounting Policies”.

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2022	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	120,279,612	120,279,612
Financial investments	—	—	10,713,953	10,713,953
Total assets	—	—	130,993,565	130,993,565
Liabilities
Payable to investors at fair value	—	—	141,288,810	141,288,810
Financial guarantee derivative	—	—	107,890,394	107,890,394
Total liabilities	—	—	249,179,204	249,179,204

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2023	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial investments	56,181,082	—	367,765,216	423,946,298
Total assets	56,181,082	—	367,765,216	423,946,298

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2023	(US$)	(US$)	(US$)	(US$)
Assets
Financial investments	7,912,940	—	51,798,648	59,711,588
Total assets	7,912,940	—	51,798,648	59,711,588

Financial guarantee derivative

The Group uses the discounted cash flow model to value the financial guarantee derivatives. Net cumulative expected loss rates represent expected loss rate and prepayment rate at inception, as significant unobservable inputs applied in the discounted cash flow model, which ranged from 5.19% to 10.48% and nil for the year ended December 31, 2022 and 2023, respectively.

The following table sets forth the asset side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2022.

	For loans facilitated in	For loans facilitated in
	2021	2022	Total
Year ended December 31, 2022	RMB	RMB	RMB
Balance at December 31, 2021	(11,816,799)	—	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	—	—
Less: Initially estimated net guarantee service fee to be collected (2)	—	—	—
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(15,743,564)	—	(15,743,564)
Change in fair value of financial guarantee derivative	(15,743,564)	—	(15,743,564)
Add: Guarantee service fee received from borrowers	110,656,100	—	110,656,100
Less: Compensation paid to financial institutional cooperators	83,095,737	—	83,095,737
Balance at December 31, 2022	—	—	—
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	—	—
Changes in fair value related to balance outstanding at December 31, 2022	—	—	—

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principal multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2022 and 2023.

	For loans facilitated in	For loans facilitated in
	2021	2022	Total
Year ended December 31, 2022	RMB	RMB	RMB
Balance at December 31, 2021	565,953,269	—	565,953,269
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	—	100,633,097	100,633,097
Less: Initially estimated net guarantee service fee to be collected(2)	—	93,954,209	93,954,209
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	(129,190,421)	601,001	(128,589,420)
Change in fair value of financial guarantee derivative	(129,190,421)	7,279,889	(121,910,532)
Add: Guarantee service fee received from borrowers	646,183,355	107,060,087	753,243,442
Less: Compensation paid to financial institutional cooperators	998,298,062	6,449,582	1,004,747,644
Less: Compensation payable to financial institutional cooperators (4)	84,648,141	—	84,648,141
Balance at December 31, 2022	—	107,890,394	107,890,394
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	94,183,515	94,183,515
Changes in fair value related to balance outstanding at December 31, 2022	—	4,719,727	4,719,727

	For loans facilitated in	For loans facilitated in
	2022	2023	Total	Total
Year ended December 31, 2023	RMB	RMB	RMB	USD
Balance at December 31, 2022	107,890,394	—	107,890,394	15,196,044
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	—	—	—
Less: Initially estimated net guarantee service fee to be collected (2)	—	—	—	—
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(24,966,242)	—	(24,966,242)	(3,516,422)
Change in fair value of financial guarantee derivative	(24,966,242)	—	(24,966,242)	(3,516,422)
Add: Guarantee service fee received from borrowers	10,965,160	—	10,965,160	1,544,411
Less: Compensation paid to financial institutional cooperators	93,889,312	—	93,889,312	13,224,033
Less: Compensation payable to financial institutional cooperators (4)	—	—	—	—
Balance at December 31, 2023	—	—	—	—
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2023)	—	—	—	—
Changes in fair value related to balance outstanding at December 31, 2023	—	—	—	—

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principal multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.
(4)Amount represents the compensation payable to financial institutional cooperators. See Note.11 Accrued expenses and other current liabilities.

The change in fair value of financial guarantee derivative primarily relates the Group’s estimated exposure in relation to the loans newly facilitated during the corresponding period, as the Group is obligated to compensate financial institutional cooperators under the guarantee arrangement based on the contractual guarantee fees charged to borrowers across the entire portfolio subject to a pre-agreed Cap rather than the actual guarantee fees collected from the borrowers. The change in fair value amount equals to the sum of (i) the portion of amounts obligated to pay to financial institutional cooperators that are not expected to be collected from the borrowers due to the estimated default or prepayment and (ii) fair value gain realized as a result of the release of guarantee obligations. The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to financial institutional cooperators. When the payments are made to financial institutional cooperators, the derivative is reduced by the corresponding amount. The total loan products related to guarantee derivatives facilitated during the years ended December 31, 2022 and 2023 were RMB2,167,354,119 and nil, respectively.

As of December 31, 2021, financial guarantee derivatives related to certain financial institutional cooperators has an asset position of RMB11,816,799 respectively, primarily due to the time lag between the payments to those financial institutional cooperators and the collection of monthly guarantee service fees from borrowers. As of December 31, 2021, the cumulative monthly guarantee service fees collected from borrowers was less than the cumulative amount paid to those financial institutional cooperators. However, the total amount paid to those financial institutional cooperators was still within the pre-agreed Cap. The excess had been expected to be fully collected from the borrowers during the remaining term of the underlying loans. As of December 31, 2022 and 2023, financial guarantee derivatives related to certain financial institutional cooperators has a liability position of and RMB107,890,394 and nil. As of December 31, 2022 and 2023, the maximum potential undiscounted future payment the Group would be required to make is RMB94,183,515 and nil which also reflects the maximum potential payment to financial institutional cooperators based on the pre-agreed Cap.

The following table represents the outstanding loan balance, remaining weighted average contractual term and estimated net cumulative expected loss rates of the outstanding loans as of December 31, 2022 and 2023, respectively.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
Outstanding loan balance	1,405,147,876	—	—
Remaining weighted average contractual term (Month)	1.93	—	—
Net cumulative expected loss rates (1)	7.23%	—	—
(1)	Represent the net of loss rate and prepayment rate.

Loans at fair value and Payable to investors at fair value

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that formed before December 31, 2021, which otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

As the Group’s loans and payable to investors in the Consolidated Trusts do not trade in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2022 and 2023, the discounted cash flow methodology is used to estimate the fair value of loans and payables to investors.

As of December 31, 2022 and 2023, the significant unobservable inputs used in the fair value measurement of the loans and payables to investors of the Consolidated Trusts included the discount rate and net cumulative expected loss. These inputs in isolation can cause significant increases or decreases in fair value. Increases or decrease in the discount rate can significantly impact the fair value results. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

		December 31, 2022	December 31, 2023
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.48%	6.48%
	Net cumulative expected loss rates (1)	5.94%	6.10%
(1)	Represents the net of loss rate and prepayment rate, expressed as a percentage of the loan volume.

The following table presents additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2022 and 2023. Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income(loss).

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2021	principal	principal	of principal	fair value	31, 2022	2022
Xiaoying Credit Loan	389,679,352	99,000,000	(1,089,274,133)	727,042,700	(6,168,307)	120,279,612	(8,403,261)

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	120,279,612	—	(189,752,419)	70,004,009	(531,202)	—	—

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	16,941,029	—	(26,726,069)	9,859,858	(74,818)	—	—

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2021	462,714,400
Initial contribution	98,800,000
Principal payment	(420,225,590)
Changes in fair value	—
Balance at December 31, 2022	141,288,810
Changes in fair value related to balance outstanding at December 31, 2022	—

Payable to investors at fair value of the
Consolidated Trusts
	RMB	US$
Balance at December 31, 2022	141,288,810	19,900,113
Initial contribution	—	—
Principal payment	(141,288,810)	(19,900,113)
Changes in fair value	—	—
Balance at December 31, 2023	—	—
Changes in fair value related to balance outstanding at December 31, 2023	—	—

The unpaid balance of loans at fair value as of December 31, 2022 and 2023 were RMB128,682,873 and nil. The difference between the aggregate fair value and unpaid principal balance for loans at fair value is primarily attributable to the credit risk associated with the loan collections and time value of money, amounted to RMB8,403,261 and nil as of December 31, 2022 and 2023, respectively.

The unpaid balance of payable to investors as of December 31, 2022 and 2023 were RMB141,288,810 and nil . The difference between the aggregate fair value and unpaid principal balance for payable to investors at fair value is primarily due to the time value of money, amounted nil and nil respectively as of December 31, 2022 and 2023.

The difference between the aggregate fair value and unpaid principal balance for both loans at fair value and payable to investors at fair value was recorded in “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income(loss).

Financial investments

Financial investment measured at fair value represents the investment in two VC fund, which are open-ended funds with most underlying investments measured at fair value, in wealth management products, whose fair value provided by bank, and in US Treasury securities with unadjusted quoted price at Level 1 valuation hierarchy. The Group uses the statement with approximate fair value of the VC funds and of the wealth management products to measure fair value of the investment, which is categorized in the level 3 valuation hierarchy.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, accounts receivable and contract assets, other payable and short-term borrowings. The carrying values of cash and cash equivalents, accounts receivable and contract assets, other payable and short-term borrowings approximate their fair value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.